CONVERTIBLE NOTES PAYABLE TO RELATED PARTY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended																1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2010 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member]	Jun. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member]	May 31, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	May 31, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] U.S. Dollar [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	May 31, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Euro [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	May 31, 2012 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	Nov. 30, 2011 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	Sep. 30, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]	May 31, 2010 Convertible Notes Payable [Member] Majority Shareholder [Member] Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																							$ 27,000	$ 21,000	$ 19,000	$ 14,000	$ 12,000
Debt instrument, maturity date																							Nov. 30, 2015	Nov. 30, 2013	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2012
Debt instrument, variable interest reference rate							LIBOR	LIBOR	LIBOR	LIBOR		LIBOR
Debt instrument, interest rate basis points above reference rate													6.00%	6.00%	6.00%	6.00%	6.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Percent of interest in subsidiary securing arrangement							26.00%	26.00%	26.00%	26.00%		26.00%
Debt conversion, price per share							$ 2.10	$ 2.10	$ 2.10	$ 2.10		$ 2.10
Debt conversion, amount converted			250								250,000
Debt conversion, shares issued											119,048
Weighted average interest rate	6.25%	6.35%	6.08%	6.28%	6.32%	6.38%
Debt instrument, principal				23,612	17,903
Debt instrument, accrued interest				4,515	2,943
Interest expense	$ 1,570	$ 1,109	$ 763